Foreign currency translation reserve (Tables)	12 Months Ended
Mar. 31, 2018
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Summary of Movement in Foreign Currency Translation Reserve Attributable to Equity Holders

The movement in foreign currency translation reserve attributable to equity holders of the Company is summarized below:

	As at March 31,
	2017		2018
Balance at the beginning of the year	₹	16,116	₹	13,107
Translation difference related to foreign operations, net		(3,285)		3,560
Change in effective portion of hedges of net investment in foreign operations		276		(49)

Total change during the year		(3,009)		3,511

Balance at the end of the year	₹	13,107	₹	16,618